Offerings - Offering: 1	Apr. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	3,300,000
Proposed Maximum Offering Price per Unit	100.15
Maximum Aggregate Offering Price	$ 330,495,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 50,598.78
Offering Note	(a) Churchill Downs Incorporated, a Kentucky corporation (the "Registrant"), is registering 3,300,000 shares of common stock, no par value (the "Shares"), that may be issued under the Churchill Downs Incorporated 2025 Omnibus Stock and Incentive Plan (the "Plan"). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional and indeterminate number of securities as may become issuable pursuant to the provisions of the plans relating to adjustments for changes resulting from a stock dividend, stock split or similar change. (b) The offering price per unit and in the aggregate are estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $100.15 per share represents the average high and low sales prices of the Common Stock as quoted on the Nasdaq Stock Market LLC on April 21, 2025. (c) The number of shares listed in row 1 represents Shares that may be issued under the Plan.